Segment Reporting, Geographic Information and Major Customers (Tables)	12 Months Ended
Dec. 31, 2013
Summary Information by Segment

Summary information by segment for the years ended December 31, 2013, 2012 and 2011 is as follows (in thousands):

	Years Ended December 31,
	2013	2012	2011
Premises:
Net revenue	$19,729	$27,952	$25,673
Gross profit	12,280	17,272	16,046
Gross profit %	62%	62%	63%
Identity:
Net revenues	$20,167	$18,903	$23,681
Gross profit	8,157	8,063	11,978
Gross profit %	40%	43%	51%
Credentials:
Net revenue	$31,599	$21,361	$24,635
Gross profit	11,232	4,539	5,430
Gross profit %	36%	21%	22%
All Other:
Net revenue	$4,115	$4,145	$3,648
Gross profit	1,971	2,129	1,825
Gross profit %	48%	51%	50%
Total:
Net revenue	$75,610	$72,361	$77,637
Gross profit	33,640	32,003	35,279
Gross profit %	44%	44%	45%

Information Regarding Net Revenue by Geographic Region

Geographic revenue is based on selling location. Information regarding revenue by geographic region is as follows (in thousands):

	Years Ended December 31,
	2013	2012	2011
Americas:
United States	$44,143	$40,697	$35,131
Other	484	974	476
Total Americas	44,627	41,671	35,607
Europe and the Middle East:
Germany	19,396	16,425	24,544
Other	—	122	703
Total Europe and the Middle East	19,396	16,547	25,247
Asia-Pacific:
Singapore	6,909	9,257	10,656
Other	4,678	4,886	6,127
Total Asia-Pacific	11,587	14,143	16,783
Total	$75,610	$72,361	$77,637
Revenues
Americas	59%	58%	46%
Europe and the Middle East	26%	23%	32%
Asia-Pacific	15%	19%	22%
Total	100%	100%	100%

Long-Lived Assets by Geographic Location

The Company tracks assets by physical location. Long-lived assets by geographic location as of December 31, 2013, 2012 and 2011 are as follows:

	December 31,
(in thousands)	2013	2012	2011
Property and equipment, net:
Americas:
United States	$1,693	$1,044	$604
Other	1	1	1
Total Americas	1,694	1,045	605
Europe:
Germany	1,839	1,937	2,166
Other	—	—	1
Total Europe	1,839	1,937	2,167
Asia-Pacific
Singapore	2,258	2,799	1,964
Other	97	108	109
Total Asia-Pacific	2,355	2,907	2,073
Total	$5,888	$5,889	$4,845